Capital Assets	12 Months Ended
Dec. 31, 2010
Capital Assets
3.         Capital Assets

At December 31, 2010 and December 31, 2009, the Company determined the carrying values of its capital assets to be nil.  The Company recorded a $101 loss on impairment of assets for the year ended December 31, 2009.